Principal Accounting Policies - Goodwill (Details) - ASU 2017-04	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true